Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising maximum number of shares to be delivered and actual number of shares delivered, former Directors (Details) - Retired executive directors - shares
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred conditional variable remuneration plan and linked to objectives (2017)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	0	6,145
Deferred conditional variable remuneration plan and linked to objectives (2018)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	29,860	29,860
Deferred conditional variable remuneration plan and linked to objectives (2018) | Maximum
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	0	29,860
Deferred conditional variable remuneration plan and linked to objectives (2019)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	24,490	24,490
Deferred conditional variable remuneration plan and linked to objectives (2019) | Maximum
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	24,490	48,980
Deferred conditional variable remuneration plan and linked to objectives (2020)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	35,512	42,632
Deferred conditional variable remuneration plan and linked to objectives (2020) | Maximum
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	71,024	106,536
Deferred conditional variable remuneration plan and linked to objectives (2021)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	12,911	75,000
Deferred conditional variable remuneration plan and linked to objectives (2021) | Maximum
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	206,100	300,000
Deferred conditional variable remuneration plan and linked to objectives (2022)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	0	0
Deferred conditional variable remuneration plan and linked to objectives (2022) | Maximum
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	0	0
Deferred conditional variable remuneration plan and linked to objectives (2023)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	0	0
Deferred conditional variable remuneration plan and linked to objectives (2023) | Maximum
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	0	0